Notes Payable - Related Parties - Schedule of Future Minimum Principal Payments of Notes Payable Related Party (Details)	Dec. 31, 2017 USD ($)
2018	$ 875,000
2019	1,570,831
TOTAL	2,445,831
Notes Payable, Other Payables [Member]
2018	416,969
2019	368,355
TOTAL	$ 785,324